JPMorgan SmartRetirement® 2020 Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.0%
Fixed Income — 50.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	34,017	351,055
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	16,153	116,952
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,255	20,180
JPMorgan High Yield Fund Class R6 Shares (a)	11,473	74,114
Total Fixed Income		562,301
International Equity — 4.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	263	8,278
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	735	12,412
JPMorgan International Equity Fund Class R6 Shares (a)	1,683	34,255
Total International Equity		54,945
U.S. Equity — 20.0%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	116	5,927
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	288	5,668
JPMorgan Small Cap Value Fund Class R6 Shares (a)	225	5,741
JPMorgan U.S. Equity Fund Class R6 Shares (a)	4,399	103,636
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,510	103,577
Total U.S. Equity		224,549
Total Investment Companies (Cost $744,342)		841,795
Exchange-Traded Funds — 20.1%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	24	2,266
JPMorgan Realty Income ETF (a)	141	6,792
Total Alternative Assets		9,058
Fixed Income — 5.0%
JPMorgan Inflation Managed Bond ETF (a)	1,167	56,170
International Equity — 11.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	541	20,677
JPMorgan Global Select Equity ETF (a)	761	44,866
JPMorgan International Research Enhanced Equity ETF (a)	997	63,554
Total International Equity		129,097
U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	349	31,399
Total Exchange-Traded Funds (Cost $189,052)		225,724

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.6%
Investment Companies — 4.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b) (Cost $51,095)	51,095	51,095
Total Investments — 99.7% (Cost $984,489)		1,118,614
Other Assets in Excess of Liabilities — 0.3%		3,917
NET ASSETS — 100.0%		1,122,531

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,118,614	$—	$—	$1,118,614

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$23,620	$860	$3,937	$66	$68	$20,677	541	$534	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	2,575	197	727	79	142	2,266	24	52	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	35,739	4,912	10,612	2,468	(1,108)	31,399	349	345	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	16,703	24	16,848	66	55	—	—	888	—
JPMorgan Core Bond Fund Class R6 Shares (a)	399,439	19,629	76,161	(7,760)	15,908	351,055	34,017	11,482	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	133,219	7,476	26,001	(2,440)	4,698	116,952	16,153	4,611	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	22,912	1,093	4,215	72	318	20,180	3,255	1,094	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	9,401	461	1,614	688	(658)	8,278	263	143	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	14,171	843	2,802	(771)	971	12,412	735	314	—
JPMorgan Global Select Equity ETF (a)	50,873	3,096	8,174	828	(1,757)	44,866	761	290	634
JPMorgan High Yield Fund Class R6 Shares (a)	67,390	18,123	12,386	243	744	74,114	11,473	3,488	—
JPMorgan Inflation Managed Bond ETF (a)	63,561	919	10,118	(96)	1,904	56,170	1,167	1,771	—
JPMorgan International Equity Fund Class R6 Shares (a)	39,074	2,984	8,503	2,089	(1,389)	34,255	1,683	1,170	—
JPMorgan International Research Enhanced Equity ETF (a)	72,720	8,625	19,228	1,549	(112)	63,554	997	1,940	—
JPMorgan Realty Income ETF (a)	7,640	1,074	2,633	936	(225)	6,792	141	122	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	6,708	1,340	1,784	659	(996)	5,927	116	33	509
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	6,493	1,103	1,602	430	(756)	5,668	288	50	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	6,423	1,279	1,700	537	(798)	5,741	225	51	318
JPMorgan U.S. Equity Fund Class R6 Shares (a)	116,258	14,176	22,708	10,113	(14,203)	103,636	4,399	576	5,775
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	51,756	187,747	188,408	—	—	51,095	51,095	1,913	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	116,176	17,709	27,458	4,919	(7,769)	103,577	2,510	880	5,185
Total	$1,262,851	$293,670	$447,619	$14,675	$(4,963)	$1,118,614		$31,747	$12,421

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.